Related Parties (Details) - Schedule of Related Parties - BRL (R$) R$ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets		R$ 2,968	R$ 2,157
Liabilities		9,275	6,569
Management [Member]
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets		1,233	1,838
Liabilities
Compensation plans [Member]
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets		1,233	1,838
Liabilities
Cresca [Member]
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets	[1]	129	71
Liabilities	[1]	1,611	1,471
Cresud [Member]
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets	[2]	1,170	248
Liabilities	[2]	1,859	58
Hemir I [Member]
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets		436
Liabilities		5,805	5,040
Other [Member]
Related Parties (Details) - Schedule of Related Parties [Line Items]
Assets		2,968	2,157
Liabilities		R$ 9,275	R$ 6,569

[1]	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
[2]	Expenses mainly refer to the implementation, development, and maintenance of systems.